Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities

The accompanying unaudited condensed consolidated financial statements reflect the activities of the Company, and each of the following entities as of March 31, 2026:

	Place of	Attributable	Registered/Issued
Name of Company	Incorporation	equity interest %	Capital
Zenta Group Company Limited	Macau	100	MOP100,000
Lason Investment Consulting Company Limited	Macau	100	MOP100,000
Lason Management Service Limited	Macau	100	MOP100,000
Lapis Financial Technology Limited	Macau	100	MOP100,000

Schedule of Disaggregated Information of Revenue

(a) Disaggregated information of revenue by major sources are as follows:

	For the Six Months Ended March 31, 2026
	Third parties	Total
Revenue from contracts with customers recognized over time
Fintech service fees – algorithm and big data	$1,146,452	$1,146,452

Revenue from other sources
Interest income and others (note)	1,296	1,296
	$1,147,748	$1,147,748

	For the Six Months Ended March 31, 2025
	Third parties	Related party	Total
Revenue from contracts with customers recognized at a point in time
Fintech service fees – blockchain	$23,230	$-	$23,230
Project research fees	64,294	-	64,294

Revenue from contracts with customers recognized over time
Administrative services fees	-	33,708	33,708
Fintech service fees – algorithm and big data	1,804,496	-	1,804,496

Revenue from other sources
Interest income and others (note)	280	-	280
	$1,892,300	$33,708	$1,926,008

	For the Six Months Ended March 31, 2024
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Fintech service fees – blockchain	$22,888	$-	$22,888
Investment brokerage fees	127,903	-	127,903

Revenue from contracts with customers recognized over time
Administrative services fees	-	33,528	33,528
Fintech service fees – algorithm and big data	131,842	-	131,842

Revenue from other sources
Interest income and others (note)	18,839	-	18,839
	$301,472	$33,528	$335,000

Schedule of Interest Income and Others

Interest income and others recognized for the six months ended March 31, 2026, 2025 and 2024 are broken down as below.

	For the Six Months Ended March 31,
	2026	2025	2024
Interests on bank deposits	$1,296	$280	$1,169
Sundry income	-	-	17,670
	$1,296	$280	$18,839

Schedule of Revenue by Geographical Area

(b) Disaggregated information of revenue by geographical area is as follows:

	For the Six Months Ended March 31, 2026
	Third parties	Total

Macau	$1,296	$1,296
Hong Kong	104,763	104,763
The mainland of the People’s Republic of China (the “PRC”)	1,041,689	1,041,689
	$1,147,748	$1,147,748

	For the Six Months Ended March 31, 2025
	Third parties	Related party	Total

Macau	$64,574	$33,708	$98,282
The mainland of the People’s Republic of China (the “PRC”)	1,827,726	-	1,827,726
	$1,892,300	$33,708	$1,926,008

	For the Six Months Ended March 31, 2024
	Third parties	Related party	Total

Macau	$146,742	$33,528	$180,270
The mainland of the People’s Republic of China (the “PRC”)	154,730	-	154,730
	$301,472	$33,528	$335,000

Schedule of Currency Exchange Rates

The following table outlines the exchange rates between MOP and US$ that are used in preparing these unaudited condensed consolidated financial statements:

	As of March 31, 2026	As of September 30, 2025
Year-end spot rate	8.0717	8.0162

	For the Six Months Ended March 31,
	2026	2025	2024
Average rate	8.0081	8.0101	8.0530